Schedule of Other Information Related Lease (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$ 188	$ 132	$ 545	$ 524
Operating leases years)	3 years 1 month 6 days		3 years 3 months 18 days	4 years 3 months 18 days
Operating leases	8.30%		8.30%	8.30%